Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, a Non-executive Director of the Group since June 1, 2022. Before June 1, 2022, he was the Chief Executive Officer and Executive Director of the Group;

(b)	Darren Lui, the Chief Executive Officer and Executive Director since June 1, 2022. Before June 1, 2022, he was the President and Executive Director of the Group;

(c)	Clark Cheng, an Executive Director of the Group;

(d)	Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of ATL. Since December 30, 2021, Libra has become a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%. (Note 12);

(e)	Libra Therapeutics Limited, a wholly owned subsidiary of Libra Sciences Limited;

(f)	Talem Medical Group Limited, an entity which Clark Cheng is a director;

(g)	Aeneas Group Limited, an entity controlled by Ian Huen;

(h)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;

(i)	CGY Investment Limited, an entity jointly controlled by Darren Lui;

(j)	ACC Medical Limited, an entity controlled by Clark Cheng;

(k)	Sabrina Khan, the Chief Financial Officer of the Group. On July 11, 2022, she resigned from her position as Chief Financial Officer.

Amounts due from related parties

Amounts due from related parties consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Current	(Unaudited)
Libra Sciences Limited	$193,729	$4,193
Libra Therapeutics Limited	17,305	-
Talem Medical Group Limited	587,590	-
Ian Huen	237	-
Jurchen Investment Corporation	-	2,000
CGY Investment Limited	-	2,000
Total	$798,861	$3,397,650

Amounts due to related parties

Amounts due to related parties consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Current	(Unaudited)
Sabrina Khan	$46	$844
Darren Lui	-	3,449
Clark Cheng	-	5,699
Ian Huen	-	1,397
Total	$46	$11,389

Related party transactions

Related party transactions consisted of the following for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Loan from related parties (Note a)
- Aeneas Group Limited	$-	$1,000,000
- Jurchen Investment Corporation	$-	$2,500,000

Repayment of loan and interest to related parties (Note a)
- Aeneas Group Limited	$-	$1,448,526
- Jurchen Investment Corporation	$-	$3,085,097

Interest expenses (Note a)
- Aeneas Group Limited	$-	$60,773
- Jurchen Investment Corporation	$-	$65,644

Loan to a related party (Note f)
- Libra Sciences Limited	$103,789	$-

Repayment of loan and interest from a related party (Note b)
- Talem Medical Group Limited	$2,965,803	$-

Interest incomes (Note b and f)
- Talem Medical Group Limited	$139,105	$-
- Libra Sciences Limited	$2,051	$-

Consultant, management and administrative fees (Note c)
- CGY Investments Limited	$114,461	$80,000
- ACC Medical Limited	$99,472	$79,402

Administrative fees income (Note e)
- Libra Sciences Limited	$19,231	$-

Note a: On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2025. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of this condensed consolidated financial statements, the undrawn line of credit facility is $12 million.

Note b: On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date is extended for 6 months to the first extended maturity date, and may further extendable for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied. As of the date of this condensed consolidated financial statements, AUD800,000 of the principal (approximately $554,000) is outstanding from the Borrower following a partial repayment.

Note c: CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such the monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

Note d: On January 2, 2021, Aptorum Medical Limited issued 117 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 93% to 92%. On February 25, 2022, Aptorum Medical Limited further issued 119 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 92% to 91%.

Note e: On January 1, 2022, Aptus Management Limited (“AML”), a wholly owned subsidiary of the Company, entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, AML will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. AML is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the expiry date on December 31, 2023.

Note f: On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit will mature on January 12, 2023, extendable for up to 3 years, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.

Note g: On May 27, 2021, ATL entered a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The sale of SMPTH Limited was a common control transaction and resulted in $303,419 increase in additional paid-in capital in the condensed consolidated statement of changes in equity.